Organization and Nature of Operations (Details)							1 Months Ended					9 Months Ended		12 Months Ended
	Apr. 04, 2019 shares	Oct. 12, 2017 USD ($)	Jul. 07, 2016	Jan. 11, 2016 USD ($) shares	Sep. 03, 2015 shares	Dec. 07, 2006	Aug. 31, 2020 USD ($)	Aug. 31, 2020 CNY (¥)	Jun. 19, 2020 USD ($) $ / shares shares	Oct. 27, 2016	Jul. 17, 2013 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 29, 2020 $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Oct. 30, 2019 shares	Apr. 05, 2019 $ / shares shares	Jul. 08, 2015 USD ($)	Nov. 06, 2013 USD ($)	Nov. 06, 2013 CNY (¥)	Jul. 17, 2013 CNY (¥)	May 27, 2013
Organization and Nature of Operations (Details) [Line Items]
Equity outstanding | ¥																						¥ 400,000	¥ 20,000,000
Outstanding equity percentage											100.00%
Common stock, shares outstanding (in Shares) | shares					120,000,000							38,502,954		38,502,954	38,502,954		37,341,954
Number of investors					39
Common stock, shares issued (in Shares) | shares												38,502,954		38,502,954	38,502,954		37,341,954
Aggregate value of common stock												$ 3,850		$ 3,850			$ 3,734
Loss before income taxes provisions		$ 33,323
Common stock par value (in Dollars per share) | $ / shares												$ 0.0001		$ 0.0001			$ 0.0001		$ 0.0001
Preferred stock, shares issued (in Shares) | shares	(100,000,000)
Preferred stock, shares issued (in Shares) | shares												19,000,000		19,000,000	19,000,000		19,000,000	30,000,000	100,000,000
Preferred stock par value (in Dollars per share) | $ / shares												$ 0.0001		$ 0.0001			$ 0.0001
Aggregate purchase price												$ 2,830,800
Restricted common stock (in Shares) | shares												1,011,000
Per share price (in Dollars per share) | $ / shares												$ 2.8				$ 2.8
Goodwill												$ 673,278
Net income loss												1,525,631	$ 1,101,798
Cash balances												78,579		$ 348,834			$ 103,868
Current liabilities												6,394,755		21,161,217
Working capital												4,469,722		5,145,436
Accumulated deficit														8,596,332			9,571,836
Current liabilities												$ 6,394,655		21,161,217			14,688,418
Working capital deficit														4,001,073			$ 6,213,140
Sale of assets							$ 11,420,000	¥ 74,520,000
Land and Building [Member]
Organization and Nature of Operations (Details) [Line Items]
Land and building value														14,960,000	¥ 97,640,000
Sale of assets														$ 11,420,000	74,520,000
Muliang Viagoo [Member]
Organization and Nature of Operations (Details) [Line Items]
Reverse stock split, description	On April 4, 2019, the Company’s Board of Directors and majority shareholder approved a 5 to 1 reverse stock split of all of the issued and outstanding shares of the Company’s common stock, the change of corporate name from “Mullan Agritech Inc.” to “Muliang Agritech Inc.”, and the creation of one hundred million (100,000,000) shares of Blank Check Preferred Stock.
Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Acquired equity purchase agreement, percentage									100.00%	45.00%										100.00%
Acquisition percentage																					40.00%	40.00%
Description of owned subsidiaries			Muliang Industry established a subsidiary, namely, Zhonglian Huinong (Beijing) Technology Co., Ltd (“Zhonglian”) in Beijing City, China. Muliang Industry owns 65% shares of Zhonglian, and a third-party company, Zhongrui Huilian (Beijing) Technology Co., Ltd, owns the other 35% shares. Zhonglian is to develop and operate an online agricultural products trading platform.							Muliang Industry established a subsidiary, Yunnan Muliang Animal Husbandry Development Co., Ltd (“Yunnan Muliang”) in Yunnan Province, China. Muliang Industry owns 55% shares of Yunnan Muliang, and a third-party company, Shuangbai County Development Investment Co., Ltd., owns the other 45% shares. Yunnan Muliang was set up for the sales development of West China.		As a result, Muliang Industry has two wholly-owned subsidiaries (Shanghai Zongbao and Muliang Sales), one 99% owned subsidiary (Fukang), one 60% owned subsidiary (Agritech Development), and one indirectly wholly-owned subsidiary Zongbao Cangzhou.		Muliang Industry has two wholly-owned subsidiaries (Shanghai Zongbao and Muliang Sales), one 99% owned subsidiary (Fukang), one 60% owned subsidiary (Agritech Development), and one indirectly wholly owned subsidiary Zongbao Cangzhou.
Lirong Wang [Member]
Organization and Nature of Operations (Details) [Line Items]
Limited liability, percentage						95.00%
Common stock issued for agreement				$ 800
Zongfang Wang [Member]
Organization and Nature of Operations (Details) [Line Items]
Limited liability, percentage						5.00%
Weihai Fukang Bio-Fertilizer Co., Ltd. [Member] | Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Acquired equity purchase agreement, percentage																								99.00%
Mr. Hui Song [Member] | Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Acquired equity purchase agreement, percentage																								99.00%
Mr. Hui Song [Member] | Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Acquired equity purchase agreement, percentage																								1.00%
Mr. Jianping Zhang [Member] | Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Consideration value																					$ 65,000
Shanghai Zongbao [Member]
Organization and Nature of Operations (Details) [Line Items]
Equity outstanding											$ 3,200,000
Viagoo [Member]
Organization and Nature of Operations (Details) [Line Items]
Limited liability, percentage			35.00%
Remaining shares held (in Shares) | shares									1,011,000					1,011,000
Purchase amount									$ 2,830,800					$ 2,830,800
Common stock par value (in Dollars per share) | $ / shares									$ 2.8					$ 2.8
Sale of assets														$ 673,278
Muliang Agritech Inc. [Member] | Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Acquired equity purchase agreement, percentage									100.00%
Muliang Viagoo [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock, shares outstanding (in Shares) | shares					150,525,000
Remaining shares held (in Shares) | shares					30,525,000
Common stock, shares issued (in Shares) | shares				129,475,000
Aggregate value of common stock				$ 64,737.5
Common stock issued for agreement, shares (in Shares) | shares				120,000,000
Muliang Viagoo [Member] | Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Consideration value																				$ 5,000
Chief Executive Officer [Member]
Organization and Nature of Operations (Details) [Line Items]
Limited liability, percentage			65.00%
Muliang Industry [Member] | Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Acquired equity purchase agreement, percentage										55.00%
ABC [Member]
Organization and Nature of Operations (Details) [Line Items]
Principal amount (in Yuan Renminbi) | ¥															36,000,000
Shanghai Zhongta Construction Engineering Co., Ltd. [Member]
Organization and Nature of Operations (Details) [Line Items]
Receivable amount (in Yuan Renminbi) | ¥															27,600,000
Zongbao [Member]
Organization and Nature of Operations (Details) [Line Items]
Receivable amount (in Yuan Renminbi) | ¥															¥ 5,200,000
Muliang Viagoo [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock, shares outstanding (in Shares) | shares					150,525,000
Remaining shares held (in Shares) | shares					30,525,000
Common stock, shares issued (in Shares) | shares				129,475,000
Aggregate value of common stock				$ 64,737.5
Common stock issued for agreement, shares (in Shares) | shares				120,000,000
Muliang Viagoo [Member] | Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Consideration value																				$ 5,000
Lirong Wang [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock issued for agreement				$ 800
Mullan Agritech [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock, shares issued (in Shares) | shares																			500,000,000
Common stock par value (in Dollars per share) | $ / shares																			$ 0.0001
Preferred stock, shares issued (in Shares) | shares																			100,000,000
Preferred stock par value (in Dollars per share) | $ / shares																			$ 0.0001
Restricted common stock (in Shares) | shares												1,011,000
Per share price (in Dollars per share) | $ / shares												$ 2.8
Common Stock [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock, shares outstanding (in Shares) | shares												38,502,954
Common Stock [Member] | Muliang Viagoo [Member]
Organization and Nature of Operations (Details) [Line Items]
Preferred stock, shares issued (in Shares) | shares	(100,000,000)